[COOLEY GODWARD LLP LETTERHEAD]

May 5, 2006

VIA EDGAR

United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:
DivX, Inc. Registration Statement on Form S-1

Dear Sir or Madam:

        On behalf of DivX, Inc. (the "Company"), we transmit for filing under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, the Company's Registration Statement on Form S-1 for the initial public offering of shares of the Company's Common Stock, together with copies of the exhibits being filed at this time. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

        Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $14,445 was wired to the Securities and Exchange Commission on April 18, 2006.

        Please direct any questions or comments regarding this filing to the undersigned at (858) 550-6136 or Jason L. Kent, Esq. at (858) 550-6044.

Sincerely,

/s/ Ken J. Rollins, Esq.

Ken J. Rollins, Esq.

cc:
R. Jordan Greenhall, DivX, Inc.
John A. Tanner, DivX, Inc.
David J. Richter, Esq., DivX, Inc.
Steven M. Przesmicki, Esq., Cooley Godward LLP
Jason L. Kent, Esq., Cooley Godward LLP
James C. Pennington, Esq., Cooley Godward LLP